Schedule of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net (loss)	$ (1,308,174)	$ (2,919,775)	$ (15,223,028)	$ (28,100,245)
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	25,551,752	23,134,059	22,106,703	16,603,788
Denominator for diluted earnings per share	25,551,752	23,134,059	22,106,703	16,603,788
Basic (loss) per share	$ (0.05)	$ (0.13)	$ (0.69)	$ (1.69)
Diluted (loss) per share	$ (0.05)	$ (0.13)	$ (0.69)	$ (1.69)